Note 12 - Equity Compensation (Details) - Grants and Forfeitures of Units under the LTIP (Long Term Incentive Plan [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Long Term Incentive Plan [Member]
Note 12 - Equity Compensation (Details) - Grants and Forfeitures of Units under the LTIP [Line Items]
Number of Units	158,353
Weighted Average Grant Date Fair Value	$ 17.36
Units granted	178,264
Units granted	$ 17.96
Units forfeited	(19,911)
Units forfeited	$ (16.78)